John Hancock Small Cap Core Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	(1.80%)	4.99%	9.47%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.85%)	3.87%	8.28%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.35%)	3.66%	7.38%